Revenue (Tables)	6 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM
Revenue from contracts with customers
Sale of goods	150,400,000	82,650,000
	150,400,000	82,650,000

Timing of revenue recognition
Transferred at a point in time	150,400,000	82,650,000